Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2011
Fair Values of Assets and Liabilities [Abstract]
Fair Values of Assets and Liabilities
NOTE 21	Fair Values of Assets and Liabilities

The Company uses fair value measurements for the initial recording of certain assets and liabilities, periodic remeasurement of certain assets and liabilities, and disclosures. Derivatives, trading and available-for-sale investment securities, certain mortgage loans held for sale (“MLHFS”) and MSRs are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as loans held for sale, loans held for investment and certain other assets. These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-fair value accounting or impairment write-downs of individual assets.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value measurement reflects all of the assumptions that market participants would use in pricing the asset or liability, including assumptions about the risk inherent in a particular valuation technique, the effect of a restriction on the sale or use of an asset, and the risk of nonperformance.

The Company groups its assets and liabilities measured at fair value into a three-level hierarchy for valuation techniques used to measure financial assets and financial liabilities at fair value. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities. Level 1 includes U.S. Treasury and exchange-traded instruments.

•

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 includes debt securities that are traded less frequently than exchange-traded instruments and which are typically valued using third party pricing services; derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data; and MLHFS whose values are determined using quoted prices for similar assets or pricing models with inputs that are observable in the market or can be corroborated by observable market data.

•

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category includes MSRs, certain debt securities, including the Company’s SIV-related securities and non-agency mortgage-backed securities, and certain derivative contracts.

When the Company changes its valuation inputs for measuring financial assets and financial liabilities at fair value, either due to changes in current market conditions or other factors, it may need to transfer those assets or liabilities to another level in the hierarchy based on the new inputs used. The Company recognizes these transfers at the end of the reporting period that the transfers occur. For the years ended December 31, 2011, 2010 and 2009, there were no significant transfers of financial assets or financial liabilities between the hierarchy levels, except for the transfer of non-agency mortgage-backed securities from Level 2 to Level 3 in the first quarter of 2009, as discussed below.

The following section describes the valuation methodologies used by the Company to measure financial assets and liabilities at fair value and for estimating fair value for financial instruments not recorded at fair value as required under disclosure guidance related to the fair value of financial instruments. In addition, for financial assets and liabilities measured at fair value, the following section includes an indication of the level of the fair value hierarchy in which the assets or liabilities are classified. Where appropriate, the description includes information about the valuation models and key inputs to those models. During 2011, 2010 and 2009, there were no significant changes to the valuation techniques used by the Company to measure fair value.

Cash and Cash Equivalents  The carrying value of cash, amounts due from banks, federal funds sold and securities purchased under resale agreements was assumed to approximate fair value.

Investment Securities When quoted market prices for identical securities are available in an active market, these prices are used to determine fair value and these securities are classified within Level 1 of the fair value hierarchy. Level 1 investment securities are predominantly U.S. Treasury securities.

For other securities, quoted market prices may not be readily available for the specific securities. When possible, the Company determines fair value based on market observable information, including quoted market prices for similar securities, inactive transaction prices, and broker quotes. These securities are classified within Level 2 of the fair value hierarchy. Level 2 valuations are provided by a third party pricing service. The Company reviews the valuation methodologies utilized by the pricing service and reviews the security level prices provided by the pricing service against management’s expectation of fair value, based on changes in various benchmarks and market knowledge from recent trading activity. Additionally, the Company validates the fair value provided by the pricing services by comparing them to recent observable market trades (where available), broker provided quotes, or other independent secondary pricing sources. Prices obtained from the pricing service are adjusted if they are found to be inconsistent with observable market data. Level 2 investment securities are predominantly agency mortgage-backed securities, certain other asset-backed securities, municipal securities, corporate debt securities, and perpetual preferred securities.

The fair value of securities for which there are no market trades, or where trading is inactive as compared to normal market activity, are classified within Level 3 of the fair value hierarchy. The Company determines the fair value of these securities using a cash flow methodology and incorporating observable market information, where available. Cash flow methodologies and other market valuation techniques involving management judgment use assumptions regarding housing prices, interest rates and borrower performance. Inputs are refined and updated to reflect market developments. The primary valuation drivers of these securities are the prepayment rates, default rates and default severities associated with the underlying collateral, as well as the discount rate used to calculate the present value of the projected cash flows. Level 3 fair values, including the assumptions used, are subject to an independent internal review, including a comparison to fair values provided by third party pricing services, where available. Securities classified within Level 3 include non-agency mortgage-backed securities, non-agency commercial mortgage-backed securities, certain asset-backed securities, certain collateralized debt obligations and collateralized loan obligations, certain corporate debt securities and SIV-related securities. Beginning in the first quarter of 2009, due to the limited number of trades of non-agency mortgage-backed securities and lack of reliable evidence about transaction prices, the Company began determining the fair value of these securities using a cash flow methodology and incorporating observable market information, where available. The use of a cash flow methodology resulted in the Company transferring some non-agency mortgage-backed securities to Level 3 in the first quarter of 2009. This transfer did not impact earnings and was not significant to shareholders’ equity of the Company or the carrying amount of the securities.

The following table shows the valuation assumption ranges for Level 3 available-for-sale non-agency mortgage-backed securities:

	Prime (a)			Non-prime
	Minimum	Maximum	Average	Minimum	Maximum	Average
December 31, 2011
Estimated lifetime prepayment rates	4%	23%	13%	1%	13%	6%
Lifetime probability of default rates	–	14	2	–	20	7
Lifetime loss severity rates	9	80	39	8	88	54
Discount margin	3	36	7	5	40	11
December 31, 2010
Estimated lifetime prepayment rates	4%	28%	13%	1%	13%	6%
Lifetime probability of default rates	–	14	1	–	20	8
Lifetime loss severity rates	16	100	41	10	88	56
Discount margin	3	30	6	3	40	11

(a)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.

Certain mortgage loans held for sale MLHFS measured at fair value, for which an active secondary market and readily available market prices exist, are initially valued at the transaction price and are subsequently valued by comparison to instruments with similar collateral and risk profiles. MLHFS are classified within Level 2. Included in mortgage banking revenue was a $15 million net gain, a $125 million net loss and a $206 million net gain, for the years ended December 31, 2011, 2010 and 2009, respectively, from the changes to fair value of these MLHFS under fair value option accounting guidance. Changes in fair value due to instrument specific credit risk were immaterial. Interest income for MLHFS is measured based on contractual interest rates and reported as interest income in the Consolidated Statement of Income. Electing to measure MLHFS at fair value reduces certain timing differences and better matches changes in fair value of these assets with changes in the value of the derivative instruments used to economically hedge them without the burden of complying with the requirements for hedge accounting.

Loans The loan portfolio includes adjustable and fixed-rate loans, the fair value of which was estimated using discounted cash flow analyses and other valuation techniques. The expected cash flows of loans considered historical prepayment experiences and estimated credit losses for nonperforming loans and were discounted using current rates offered to borrowers of similar credit characteristics. Generally, loan fair values reflect Level 3 information.

Mortgage servicing rights MSRs are valued using a cash flow methodology and third party prices, if available. Accordingly, MSRs are classified within Level 3. The Company determines fair value by estimating the present value of the asset’s future cash flows using market-based prepayment rates, discount rates, and other assumptions validated through comparison to trade information, industry surveys, and independent third party valuations. Risks inherent in MSRs valuation include higher than expected prepayment rates and/or delayed receipt of cash flows. Refer to Note 10 for further information on MSR valuation assumptions.

Derivatives The majority of derivatives held by the Company are executed over-the-counter and are valued using standard cash flow, Black-Scholes and Monte Carlo valuation techniques. The models incorporate inputs, depending on the type of derivative, including interest rate curves, foreign exchange rates and volatility. In addition, all derivative values incorporate an assessment of the risk of counterparty nonperformance, measured based on the Company’s evaluation of credit risk as well as external assessments of credit risk, where available. In its assessment of nonperformance risk, the Company considers its ability to net derivative positions under master netting agreements, as well as collateral received or provided under collateral support agreements. The majority of these derivatives are classified within Level 2 of the fair value hierarchy as the significant inputs to the models are observable. An exception to the Level 2 classification is certain derivative transactions for which the risk of nonperformance cannot be observed in the market. These derivatives are classified within Level 3 of the fair value hierarchy. In addition, commitments to sell, purchase and originate mortgage loans that meet the requirements of a derivative, are valued by pricing models that include market observable and unobservable inputs. Due to the significant unobservable inputs, these commitments are classified within Level 3 of the fair value hierarchy.

Deposit Liabilities The fair value of demand deposits, savings accounts and certain money market deposits is equal to the amount payable on demand. The fair value of fixed-rate certificates of deposit was estimated by discounting the contractual cash flow using current market rates.

Short-term Borrowings Federal funds purchased, securities sold under agreements to repurchase, commercial paper and other short-term funds borrowed have floating rates or short-term maturities. The fair value of short-term borrowings was determined by discounting contractual cash flows using current market rates.

Long-term Debt The fair value for most long-term debt was determined by discounting contractual cash flows using current market rates. Junior subordinated debt instruments were valued using market quotes.

Loan Commitments, Letters of Credit and Guarantees The fair value of commitments, letters of credit and guarantees represents the estimated costs to terminate or otherwise settle the obligations with a third party. The fair value of residential mortgage commitments is estimated based on observable and unobservable inputs. Other loan commitments, letters of credit and guarantees are not actively traded, and the Company estimates their fair value based on the related amount of unamortized deferred commitment fees adjusted for the probable losses for these arrangements.

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total
December 31, 2011
Available-for-sale securities
U.S. Treasury and agencies	$562	$495	$–	$–	$1,057
Mortgage-backed securities
Residential
Agency	–	40,314	–	–	40,314
Non-agency
Prime	–	–	803	–	803
Non-prime	–	–	802		802
Commercial
Agency	–	140	–	–	140
Non-agency	–	–	42	–	42
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	86	120	–	206
Other	–	564	117	–	681
Obligations of state and political subdivisions	–	6,539	–	–	6,539
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	818	9	–	827
Perpetual preferred securities	–	318	–	–	318
Other investments	193	9	–	–	202
Total available-for-sale	755	49,289	1,893	–	51,937
Mortgage loans held for sale	–	6,925	–	–	6,925
Mortgage servicing rights	–	–	1,519	–	1,519
Derivative assets	–	632	1,281	(294)	1,619
Other assets	146	467	–	–	613
Total	$901	$57,313	$4,693	$(294)	$62,613
Derivative liabilities	$–	$2,501	$53	$(1,889)	$665
Other liabilities	75	538	–	–	613
Total	$75	$3,039	$53	$(1,889)	$1,278
December 31, 2010
Available-for-sale securities
U.S. Treasury and agencies	$873	$1,664	$–	$–	$2,537
Mortgage-backed securities
Residential
Agency	–	37,703	–	–	37,703
Non-agency
Prime	–	–	1,103	–	1,103
Non-prime	–	–	947	–	947
Commercial
Agency	–	197	–	–	197
Non-agency	–	–	50	–	50
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	89	135	–	224
Other	–	587	133	–	720
Obligations of state and political subdivisions	–	6,417	–	–	6,417
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	949	9	–	958
Perpetual preferred securities	–	448	–	–	448
Other investments	181	18	–	–	199
Total available-for-sale	1,054	48,078	2,377	–	51,509
Mortgage loans held for sale	–	8,100	–	–	8,100
Mortgage servicing rights	–	–	1,837	–	1,837
Derivative assets	–	846	953	(280)	1,519
Other assets	–	470	–	–	470
Total	$1,054	$57,494	$5,167	$(280)	$63,435
Derivative liabilities	$–	$2,072	$102	$(1,163)	$1,011
Other liabilities	–	470	–	–	470
Total	$–	$2,542	$102	$(1,163)	$1,481

The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Comprehensive Income (Loss)	Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	Transfers into Level 3	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period
2011
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$1,103	$6		$4	$(310)	$–	$803	$(4)
Non-prime	947	(7)		1	(139)	–	802	1
Commercial non-agency	50	3		(3)	(8)	–	42	(2)
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	135	13		5	(33)	–	120	5
Other	133	10		(7)	(19)	–	117	(7)
Corporate debt securities	9	–		–	–	–	9	–
Total available-for-sale	2,377	25	(a)	–	(509)	–	1,893	(7)
Mortgage servicing rights	1,837	(972	)(b)	–	654	–	1,519	(972	)(b)
Net derivative assets and liabilities	851	1,550	(c)	–	(1,173)	–	1,228	(383	)(d)
2010
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$1,429	$2		$82	$(410)	$–	$1,103	$76
Non-prime	968	(47)		146	(120)	–	947	145
Commercial non-agency	13	2		3	32	–	50	3
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	98	7		–	30	–	135	4
Other	357	2		11	(237)	–	133	12
Corporate debt securities	10	(1)		–	–	–	9	–
Other investments	231	5		10	(246)	–	–	–
Total available-for-sale	3,106	(30	)(e)	252	(951)	–	2,377	240
Mortgage servicing rights	1,749	(616	)(b)	–	704	–	1,837	(616	)(b)
Net derivative assets and liabilities	815	1,427	(f)	–	(1,391)	–	851	(318	)(g)
2009
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$183	$(4)		$542	$(1,540)	$2,248	$1,429	$358
Non-prime	1,022	(141)		151	(197)	133	968	29
Commercial non-agency	17	(1)		(1)	(3)	1	13	(1)
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	86	(3)		2	9	4	98	3
Other	523	(180)		101	(90)	3	357	3
Corporate debt securities	13	(3)		–	–	–	10	–
Other investments	–	2		(10)	(4)	243	231	(10)
Total available-for-sale	1,844	(330	)(h)	785	(1,825)	2,632	3,106	382
Mortgage servicing rights	1,194	(394	)(b)	–	949	–	1,749	(394	)(b)
Net derivative assets and liabilities	1,698	(755	)(i)	–	(129)	1	815	(1,328	)(j)

(a)	Approximately $(31) million included in securities gains (losses) and $56 million included in interest income.
(b)	Included in mortgage banking revenue.
(c)	Approximately $716 million included in other noninterest income and $834 million included in mortgage banking revenue.
(d)	Approximately $262 million included in other noninterest income and $(645) million included in mortgage banking revenue.
(e)	Approximately $(91) million included in securities gains (losses) and $61 million included in interest income.
(f)	Approximately $632 million included in other noninterest income and $795 million included in mortgage banking revenue.
(g)	Approximately $483 million included in other noninterest income and $(801) million included in mortgage banking revenue.
(h)	Approximately $(361) million included in securities gains (losses) and $31 million included in interest income.
(i)	Approximately $(1.4) billion included in other noninterest income and $611 million included in mortgage banking revenue.
(j)	Approximately $(630) million included in other noninterest income and $(698) million included in mortgage banking revenue.

Additional detail of purchases, sales, principal payments, issuances and settlements for assets and liabilities classified within Level 3 for the year ended December 31, 2011, was as follows:

(Dollars in Millions)	Purchases	Sales	Principal Payments	Issuances		Settlements	Net Total
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$–	$(115)	$(195)	$–		$–	$(310)
Non-prime	–	(13)	(126)	–		–	(139)
Commercial non-agency	–	(4)	(4)	–		–	(8)
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	–	(33)	–		–	(33)
Other	5	–	(24)	–		–	(19)
Total available-for-sale	5	(132)	(382)	–		–	(509)
Mortgage servicing rights	35	–	–	619	(a)	–	654
Net derivative assets and liabilities	1	(8)	–	–		(1,166)	(1,173)

(a)	Represents MSRs capitalized during the period

The Company is also required periodically to measure certain other financial assets at fair value on a nonrecurring basis. These measurements of fair value usually result from the application of lower-of-cost-or-fair value accounting or write-downs of individual assets.

The following table summarizes the adjusted carrying values and the level of valuation assumptions for assets measured at fair value on a nonrecurring basis as of December 31:

	2011				2010
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans (a)	$–	$–	$168	$168	$–	$404	$1	$405
Other intangible assets	–	–	–	–	–	–	1	1
Other assets (b)	–	–	310	310	–	816	9	825

(a)	Represents the carrying value of loans for which adjustments were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents the fair value of foreclosed properties that were measured at fair value based on an appraisal or broker price opinion of the collateral subsequent to their initial acquisition.

The following table summarizes losses recognized related to nonrecurring fair value measurements of individual assets or portfolios for the years ended December 31:

(Dollars in Millions)	2011	2010	2009
Loans held for sale	$–	$–	$2
Loans (a)	177	363	293
Other intangible assets	–	1	2
Other assets (b)	316	308	178

(a)	Represents write-downs of loans which were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.

Fair Value Option

The following table summarizes the differences between the aggregate fair value carrying amount of MLHFS for which the fair value option has been elected and the aggregate unpaid principal amount that the Company is contractually obligated to receive at maturity as of December 31:

	2011			2010
(Dollars in Millions)	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal
Total loans	$6,925	$6,635	$290	$8,100	$8,034	$66
Nonaccrual loans	10	15	(5)	11	18	(7)
Loans 90 days or more past due	3	4	(1)	6	6	–

Disclosures about Fair Value of Financial Instruments The following table summarizes the estimated fair value for financial instruments as of December 31, 2011 and 2010, and includes financial instruments that are not accounted for at fair value. In accordance with disclosure guidance related to fair values of financial instruments, the Company did not include assets and liabilities that are not financial instruments, such as the value of goodwill, long-term relationships with deposit, credit card, merchant processing and trust customers, other purchased intangibles, premises and equipment, deferred taxes and other liabilities.

The estimated fair values of the Company’s financial instruments as of December 31, are shown in the table below:

	2011		2010
(Dollars in Millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial Assets
Cash and due from banks	$13,962	$13,962	$14,487	$14,487
Investment securities held-to-maturity	18,877	19,216	1,469	1,419
Mortgages held for sale (a)	3	3	4	4
Other loans held for sale	228	228	267	267
Loans	205,082	206,646	191,751	192,058
Financial Liabilities
Deposits	230,885	231,184	204,252	204,799
Short-term borrowings	30,468	30,448	32,557	32,839
Long-term debt	31,953	32,664	31,537	31,981

(a)	Balance excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.

The fair value of unfunded commitments, standby letters of credit and other guarantees is approximately equal to their carrying value. The carrying value of unfunded commitments and standby letters of credit was $381 million and $353 million at December 31, 2011 and 2010, respectively. The carrying value of other guarantees was $359 million and $330 million at December 31, 2011 and 2010, respectively.